Segment Reporting - Financials (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) segment	Jun. 30, 2022 USD ($)
Segment Reporting
Number of operating segments | segment			2
Revenue	$ 329.9	$ 352.3	$ 606.2	$ 691.1
Expenses
Costs of sales	47.1	45.5	85.3	89.1
Depletion and depreciation	75.1	69.6	136.1	144.2
Gross profit	207.7	237.2	384.8	457.8
Other operating expenses (income)
General and administrative expenses	6.2	5.8	12.4	11.4
Share-based compensation expenses	2.4		5.6	4.3
Gain on sale of royalty interest (Note 7)			(3.7)
Gain on sale of gold bullion	(1.4)	(0.2)	(2.1)	(1.5)
Foreign exchange (gain) loss and other (income) expenses	(1.7)	0.4	(3.9)	(5.8)
Income before finance items and income taxes	202.2	231.2	376.5	449.4
Finance items
Finance income	10.0	2.8	20.5	3.5
Finance expenses	(0.7)	(0.8)	(1.4)	(1.7)
Net income before income taxes	211.5	233.2	395.6	451.2
Operating Segments
Segment Reporting
Revenue	329.9	352.3	606.2	691.1
Expenses
Costs of sales	47.1	45.5	85.3	89.1
Depletion and depreciation	74.9	69.0	135.8	143.2
Gross profit	207.9	237.8	385.1	458.8
Other operating expenses (income)
General and administrative expenses	6.2	5.8	12.4	11.4
Share-based compensation expenses	2.4		5.6	4.3
Gain on sale of royalty interest (Note 7)			(3.7)
Gain on sale of gold bullion	(1.4)	(0.2)	(2.1)	(1.5)
Depreciation	0.2	0.6	0.3	1.0
Foreign exchange (gain) loss and other (income) expenses	(1.7)	0.4	(3.9)	(5.8)
Income before finance items and income taxes	202.2	231.2	376.5	449.4
Finance items
Finance income	10.0	2.8	20.5	3.5
Finance expenses	(0.7)	(0.8)	(1.4)	(1.7)
Net income before income taxes	211.5	233.2	395.6	451.2
Operating Segments | Mining Segment
Segment Reporting
Revenue	274.4	260.8	501.7	524.0
Expenses
Costs of sales	43.8	41.7	79.2	82.2
Depletion and depreciation	56.6	53.7	103.4	110.9
Gross profit	174.0	165.4	319.1	330.9
Operating Segments | Energy Segment
Segment Reporting
Revenue	55.5	91.5	104.5	167.1
Expenses
Costs of sales	3.3	3.8	6.1	6.9
Depletion and depreciation	18.3	15.3	32.4	32.3
Gross profit	$ 33.9	$ 72.4	$ 66.0	$ 127.9